Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (9,895)	$ (3,730)	$ (4,551)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	127	63	32
Share-based compensation	316	229	372
Exchange rate changes in cash and cash equivalents and deposit	5	(452)	(358)
Changes in assets and liabilities:
Increase in trade accounts receivable	(362)	(77)	168
Increase in inventory	(891)	(386)	(6)
Decrease (increase) in prepaid expenses and other receivables	(2,030)	121	(253)
Decrease (increase) in prepaid expenses and other long- term assets		17	(11)
Increase in right of use assets	(607)	(81)	(225)
Increase (Decrease) in trade accounts payable	236	217	(28)
Increase in lease liabilities	577	92	240
Increase (decrease) in other current liabilities	60	(135)	2,306
Increase (decrease) in other long-term liabilities	(141)	432	325
Net cash used in operating activities	(12,605)	(3,690)	(1,989)
Cash flows from investing activities:
Realization of (Investment in) deposits	4,621	(4,432)
Investment of restricted deposits	(296)	(15)
Purchase of property and equipment	(533)	(223)	(103)
Net cash provided by (used in) investing activities	3,792	(4,670)	(103)
Cash flows from financing activities:
Issuance of ordinary shares, net of issuance costs	14,586	5,847	3,309
Issuance of ordinary shares and pre- funded warrants, net of issuance costs	15,966
Exercise of options to ordinary shares	337	11
Net cash provided by financing activities	30,889	5,858	3,309
Increase (decrease) in cash and cash equivalents	22,076	(2,502)	1,217
Cash and cash equivalents beginning of the year	3,502	5,789	4,214
Effect of foreign exchange rate on cash and cash equivalents	43	215	358
Cash and cash equivalents end of the year	$ 25,621	$ 3,502	$ 5,789